Label	Element	Value
Innovator U.S. Equity Accelerated Plus ETF® - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.90%
Innovator U.S. Equity Accelerated Plus ETF® - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.50%
Innovator U.S. Equity Accelerated Plus ETF® - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $571.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.60%)